Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total recognised derivative assets/(liabilities)

	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.26	£m	£m	£m
Foreign exchange derivatives	10,343,102	88,073	(82,139)
Interest rate derivatives	103,471,652	96,185	(82,336)
Credit derivatives	1,974,655	8,832	(9,520)
Equity and stock index and commodity derivatives	4,586,752	108,290	(117,071)
Derivative assets/(liabilities) held for trading	120,376,161	301,380	(291,066)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	161,205	2,132	(100)
Derivatives designated as fair value hedges	176,326	50	(576)
Derivatives designated as hedges of net investments	4,442	40	(43)
Derivative assets/(liabilities) designated in hedge accounting relationships	341,973	2,222	(719)

Total recognised derivative assets/(liabilities)	120,718,134	303,602	(291,785)

As at 31.12.25
Foreign exchange derivatives	8,534,098	74,246	(71,778)
Interest rate derivatives	86,471,333	93,166	(79,718)
Credit derivatives	1,736,768	7,851	(8,379)
Equity and stock index and commodity derivatives	3,729,728	74,480	(80,252)
Derivative assets/(liabilities) held for trading	100,471,927	249,743	(240,127)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	151,412	2,485	(86)
Derivatives designated as fair value hedges	164,515	75	(552)
Derivatives designated as hedges of net investments	4,389	156	(43)
Derivative assets/(liabilities) designated in hedge accounting relationships	320,316	2,716	(681)

Total recognised derivative assets/(liabilities)	100,792,243	252,459	(240,808)